Balance Sheets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash	$ 785,038	$ 769,432
Prepaid expenses	153,575	313,125
Total current assets	938,613	1,082,557
Investments and cash held in Trust Account	4,626,107	253,027,240
TOTAL ASSETS	5,564,720	254,109,797
Current liabilities
Accrued expenses	3,352,296	2,908,800
Accrued offering costs		12,000
Income taxes payable	255,297
Due to Sponsor	16,152	16,152
Total current liabilities	3,623,745	2,936,952
Warrant liabilities	394,200	10,142,642
Deferred underwriting fee payable	8,855,000	8,855,000
TOTAL LIABILITIES	12,872,945	21,934,594
COMMITMENTS AND CONTINGENCIES
Class A common stock subject to possible redemption: 458,716 and 25,300,000 shares at approximately $10.44 and $10.00 per share redemption value at December 31, 2022 and 2021, respectively	4,787,977	253,000,000
STOCKHOLDERS’ DEFICIT
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Class A common stock, $0.0001 par value; 80,000,000 shares authorized, none outstanding (less 458,716 and 25,300,000 shares subject to possible redemption at December 31, 2022 and 2021, respectively)
Class B common stock, $0.0001 par value; 20,000,000 shares authorized; 6,325,000 shares issued and outstanding at December 31, 2022 and 2021	633	633
Additional paid-in capital
Accumulated deficit	(12,096,835)	(20,825,430)
TOTAL STOCKHOLDERS’ DEFICIT	(12,096,202)	(20,824,797)
TOTAL LIABILITIES, CLASS A COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION, AND STOCKHOLDERS’ DEFICIT	$ 5,564,720	$ 254,109,797